Sterling Capital Stratton Mid Cap Value Fund
1
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 97 .3%
Auto Components — 2 .3%
19,540
Magna International, Inc. ............
$ 1,383,432
Banks — 7 .4%
18,700
East West Bancorp, Inc. .............
948,277
8,100
First Republic Bank ................
1,190,133
67,700
Huntington Bancshares, Inc. ..........
855,051
47,700
KeyCorp ........................
782,757
12,100
Wintrust Financial Corp. .............
739,189
4,515,407
Capital Markets — 2 .3%
7,200
Ameriprise Financial, Inc. ............
1,399,176
Chemicals — 2 .1%
15,700
Westlake Chemical Corp. ............
1,281,120
Communications Equipment — 1 .3%
14,500
Ciena Corp. (a) ....................
766,325
Construction & Engineering — 1 .6%
13,900
MasTec, Inc. (a) ...................
947,702
Containers & Packaging — 5 .8%
12,200
Avery Dennison Corp. ..............
1,892,342
29,100
Berry Global Group, Inc. (a) ..........
1,635,129
3,527,471
Electronic Equipment, Instruments &
Components — 4 .2%
10,500
Arrow Electronics, Inc. (a) ............
1,021,650
11,600
CDW Corp. ......................
1,528,764
2,550,414
Entertainment — 5 .2%
15,200
Activision Blizzard, Inc. .............
1,411,320
8,300
Take-Two Interactive Software, Inc. (a) ...
1,724,657
3,135,977
Equity Real Estate Investment Trusts (REITS)
— 11 .2%
19,600
Americold Realty Trust ..............
731,668
13,200
CyrusOne, Inc. ....................
965,580
6,900
Digital Realty Trust, Inc. .............
962,619
9,700
EastGroup Properties, Inc. ...........
1,339,182
21,500
Highwoods Properties, Inc. ...........
852,045
29,000
Hudson Pacific Properties, Inc. ........
696,580
9,500
Mid-America Apartment Communities,
Inc. ..........................
1,203,555
6,751,229
Food & Staples Retailing — 3 .7%
6,900
Casey's General Stores, Inc. ..........
1,232,478
21,300
Performance Food Group Co. (a) .......
1,014,093
2,246,571
Food Products — 2 .0%
15,100
Lamb Weston Holdings, Inc. ..........
1,188,974
Gas Utilities — 4 .0%
21,800
Southwest Gas Holdings, Inc. .........
1,324,350
Shares Fair Value
COMMON STOCKS — (continued)
Gas Utilities — (continued)
31,000
UGI Corp. .......................
$ 1,083,760
2,408,110
Health Care Equipment & Supplies — 4 .0%
3,400
Becton Dickinson & Co. .............
850,748
10,400
Zimmer Biomet Holdings, Inc. ........
1,602,536
2,453,284
Health Care Providers & Services — 2 .1%
18,000
BioTelemetry, Inc. (a) ...............
1,297,440
Household Durables — 1 .8%
25,700
PulteGroup, Inc. ...................
1,108,184
Industrial Conglomerates — 2 .2%
8,400
Carlisle Cos., Inc. ..................
1,311,912
Insurance — 6 .6%
8,300
American Financial Group, Inc. ........
727,246
22,300
First American Financial Corp. ........
1,151,349
12,200
Globe Life, Inc. ...................
1,158,512
8,300
Hanover Insurance Group, Inc. (The) ....
970,436
4,007,543
IT Services — 5 .0%
6,800
CACI International, Inc. , Class A (a) .....
1,695,444
12,000
Fiserv, Inc. (a) .....................
1,366,320
3,061,764
Life Sciences Tools & Services — 9 .3%
8,500
ICON PLC (a) ....................
1,657,330
5,710
Medpace Holdings, Inc. (a) ...........
794,832
12,800
PerkinElmer, Inc. ..................
1,836,800
2,900
Thermo Fisher Scientific, Inc. .........
1,350,762
5,639,724
Machinery — 2 .3%
16,500
Oshkosh Corp. ....................
1,420,155
Oil, Gas & Consumable Fuels — 3 .5%
46,700
Cabot Oil & Gas Corp. ..............
760,276
19,300
Phillips 66 .......................
1,349,842
2,110,118
Semiconductors & Semiconductor Equipment
— 2 .7%
10,900
Skyworks Solutions, Inc. .............
1,666,392
Software — 2 .0%
10,200
PTC, Inc. (a) ......................
1,220,022
Trading Companies & Distributors — 2 .7%
7,100
United Rentals, Inc. (a) ..............
1,646,561
Total Common Stocks
(Cost $ 32,052,243 ) ............... 59,045,007

Sterling Capital Stratton Mid Cap Value Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Shares Fair Value
EXCHANGE TRADED FUND — 2 .2%
14,000
iShares Russell Mid-Cap Value ETF ....
$ 1,357,440
Total Exchange Traded Fund
(Cost $ 949,037 ) ................. 1,357,440
MONEY MARKET FUND — 0 .5%
294,233
Federated Treasury Obligations Fund ,
Institutional Shares , 0.01% (b) .......
294,233
Total Money Market Fund
(Cost $ 294,233 ) ................. 294,233
Total Investments — 100 .0%
(Cost $ 33,295,513 ) ............................ 60,696,680
Net Other Assets (Liabilities) — 0 .0% ............... 16,521
NET ASSETS — 100.0% .......................
$ 60,713,201
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.
ETF Exchange Traded Fund

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Stratton Mid Cap Value Fund
December 31, 2020 (Unaudited)
Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Stratton Mid Cap Value Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2020 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Stratton Mid Cap Value Fund — (continued)
December 31, 2020 (Unaudited)
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2020 is as follows:
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Asset:
Investments in Securities
Sterling Capital Stratton Mid Cap Value Fund ............ $ 60,696,680 (a) $ — $ — $ 60,696,680
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.